EGA EMERGING GLOBAL SHARES TRUST

Supplement dated April 2, 2012 to the Summary Prospectuses dated August 4, 2011, for

EGShares GEMS Composite ETF
EGShares Basic Materials GEMS ETF
EGShares Consumer Goods GEMS ETF
EGShares Consumer Services GEMS ETF
EGShares Energy GEMS ETF
EGShares Financials GEMS ETF
EGShares Health Care GEMS ETF
EGShares Industrials GEMS ETF
EGShares Technology GEMS ETF
EGShares Telecom GEMS ETF
EGShares Utilities GEMS ETF
EGShares Emerging Markets Metals & Mining ETF
EGShares Emerging Markets Consumer ETF
(each, a “Fund,” and collectively, the “Funds”)

The following supplements the information included in the Funds’ Summary Prospectuses.

The following is added to the end of the disclosure for each Fund under the heading “Principal Risks”:

Treaty/Tax Risk  The Fund and the Subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius for relief from certain Indian taxes. Treaty renegotiation or legislative changes may result in higher taxes and lower returns for the Fund.